Stockholder's Equity - Components of Accumulated Other Comprehensive Income (Loss) Reclassified (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		$ 1,546,721	$ 1,539,114	$ 1,440,344
Other comprehensive income (loss), net of tax		27,013	3,773	(50,187)
Ending Balance		1,595,468	1,546,721	1,539,114
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		(29,925)	(15,212)	(2,562)
Other comprehensive income (loss) before reclassification		(12,157)	(12,470)	(9,250)
Amounts reclassified from AOCI			(2,243)	(3,400)
Other comprehensive income (loss), net of tax		(12,157)	(14,713)	(12,650)
Ending Balance		(42,082)	(29,925)	(15,212)
Unrealized holding gain (loss) on investments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		247	241	238
Other comprehensive income (loss) before reclassification		22	6	3
Other comprehensive income (loss), net of tax		22	6	3
Ending Balance		269	247	241
Gain (loss) on derivatives[Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	[1]	(64,277)	(82,837)	(45,386)
Other comprehensive income (loss) before reclassification	[1]	4,004	(57,459)	(65,503)
Amounts reclassified from AOCI	[1],[2]	35,191	76,019	28,052
Other comprehensive income (loss), net of tax	[1]	39,195	18,560	(37,451)
Ending Balance	[1]	(25,082)	(64,277)	(82,837)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		(93,955)	(97,808)	(47,710)
Other comprehensive income (loss) before reclassification		(8,131)	(69,923)	(74,750)
Amounts reclassified from AOCI		35,191	73,776	24,652
Other comprehensive income (loss), net of tax		27,060	3,853	(50,098)
Ending Balance		$ (66,895)	$ (93,955)	$ (97,808)

[1]	Refer to Note 12, Derivative Financial Instruments, for additional details
[2]	Reclassified to cost of operations and gain (loss) on foreign currency, net